SECURITIES ACT FILE NO. 33-73140


                            ING VP MAGNACAP PORTFOLIO

                          SUPPLEMENT DATED MAY 10, 2002
                                 TO THE CLASS R
                     ING VARIABLE PRODUCTS TRUST PROSPECTUS
                                DATED MAY 1, 2002

     Effective May 10, 2002, Howard Kornblue, Auxiliary Portfolio Manager of the VP MagnaCap Portfolio, will retire. All references to Mr. Kornblue contained in the section "Management of the Portfolios - VP MagnaCap Portfolio" on page 22 of the Prospectus should be deleted. Thomas Jackson, Portfolio Manager of the VP MagnaCap Portfolio, will continue to manage the Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                                SECURITIES ACT FILE NO. 33-73140


                            ING VP MAGNACAP PORTFOLIO

                          SUPPLEMENT DATED MAY 10, 2002
                                 TO THE CLASS S
                     ING VARIABLE PRODUCTS TRUST PROSPECTUS
                                DATED MAY 1, 2002

     Effective May 10, 2002, Howard Kornblue, Auxiliary Portfolio Manager of the VP MagnaCap Portfolio, will retire. All references to Mr. Kornblue contained in the section "Management of the Portfolios - VP MagnaCap Portfolio" on page 36 of the Prospectus should be deleted. Thomas Jackson, Portfolio Manager of the VP MagnaCap Portfolio, will continue to manage the Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE